Shareholders' Equity (Tables)	6 Months Ended
Jun. 27, 2014
Changes In Shareholders' Equity Balance

The changes in the shareholders’ equity balances for the six months ended June 27, 2014 are as follows (in thousands):

				Accumulated
		Additional		Other
	Common	Contributed	Retained	Comprehensive
	Stock	Capital	Earnings	Income (Loss)	Total
Balance at December 31, 2013	$ -	$ 25,358	$ 4,640	$ 474	$ 30,472
Stock compensation activity	-	97	-	-	97
Net income	-	-	12,972	-	12,972
Employee retirement plan adjustments, net of tax	-	-	-	105	105
Foreign currency translation adjustments	-	-	-	(1,054)	(1,054)

Balance at June 27, 2014	$ -	$ 25,455	$ 17,612	$ (475)	$ 42,592

Changes In Components Of Accumulated Other Comprehensive Income (Loss), Net Of Taxes

The changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 28, 2013 and June 27, 2014 are as follows (in thousands):

	Employee	Foreign currency
	retirement plan	translation
	adjustments	adjustments	Total
Balance at December 31, 2012	$(1,158)	$(1,101)	$(2,259)
Amount reclassified from accumulated other comprehensive income	157	-	157
Foreign currency translation adjustments	-	(848)	(848)

Balance at June 28, 2013	$(1,001)	$(1,949)	$(2,950)

	Employee	Foreign currency
	retirement plan	translation
	adjustments	adjustments	Total
Balance at December 31, 2013	$(156)	$630	$474
Amount reclassified from accumulated other comprehensive income	105	-	105
Cumulative foreign currency translation adjustments associated with joint ventures sold	-	(591)	(591)
Foreign currency translation adjustments	-	(463)	(463)

Balance at June 27, 2014	$(51)	$(424)	$(475)